WM LIFE DEFERRED VARIABLE ANNUITY ACCOUNT
        INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS

                         SUPPLEMENT DATED JULY 14, 1997
                     TO THE PROSPECTUS DATED APRIL 30, 1997

     This supplement contains amendments to the Prospectus for the WM Life Deferred Variable Annuity Account. The amendments are incorporated into and become a part of the Prospectus. This supplement accompanies the Prospectus and should be read carefully along with the Prospectus.

     1. Effective July 14, 1997, the principal distributor of the Contracts is Composite Funds Distributor, Inc. ("CFDI"). CFDI is a direct subsidiary of
Washington Mutual, Inc. and is an affiliate of Washington Mutual Bank and Washington Mutual, a Federal Savings Bank. CFDI is located at 601 West Main Avenue, Suite 801, Spokane, Washington. CFDI is a member of the National Association of Securities Dealers, and is registered with the Securities and Exchange Commission as a broker/dealer.

    2. The answer to question "7" in the Introduction section on page two of the prospectus includes a chart entitled "Contract Owner Transaction Expenses". That portion of the chart which describes the Contingent Deferred Sales Charge is incorrect. The following is the correct description of the Contingent Deferred Sales Charge.

        Contingent Deferred Sales Charge
        (as a % of purchase payments withdrawn)
           Elapsed Time Since Issue Date
           -----------------------------
           Less than 3 years ........................7%
           3 years, but less than 4 years............6%
           4 years, but less than 5 years............5%
           5 years, but less than 6 years............3%
           6 years, but less than 7 years............1%
           7 years or more...........................0%

     Another chart describing the Contingent Deferred Sales Charge is included on page eight of the prospectus. That chart is correct.

     3. The following sentence should be added to the paragraph preceding the chart on page eight:

        For purposes of calculating the contingent deferred sales charge, all purchase payments are deemed to be withdrawn before any earnings. Once all purchase payments have been withdrawn, earnings can be withdrawn without any contingent deferred sales charge.